UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

13F File Number: 028- 04939
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
          ----------------------------------------------------------------------
Title:    Managing Member
          ----------------------------------------------------------------------
Phone:    203-227-3601
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          February 4, 2002
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing  this  report as required by the  Securities  Exchange  Act of 1934

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   88
                                         ---------------------
Form 13F Information Table Value Total:   $ 765,209
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

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                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                        COM          000361105     2444       271250      SH    Sole                 271250
AdvancePCS                       COM          00790K109    12767       435000      SH    Sole                 435000
Alpha Industries, Inc.           COM          020753109     3653       167550      SH    Sole                 167550
American Management Systems, I   COM          027352103    19011      1051500      SH    Sole                1051500
AmerisourceBergen Corp.          COM          03073E105     3489        54908      SH    Sole                  54908
Anadarko Petroleum Corp.         COM          032511107      341         6000      SH    Sole                   6000
Applebees International Inc.     COM          037899101     3078        90000      SH    Sole                  90000
Arbitron Inc.                    COM          03875Q108     8230       241000      SH    Sole                 241000
Ariba, Inc.                      COM          04033V104     4620       750000      SH    Sole                 750000
Aspen Technology Inc.            COM          045327103     9996       595000      SH    Sole                 595000
BankUnited Financial Corp. - C   COM          06652B103     5977       402500      SH    Sole                 402500
Beasley Broadcast Group, Inc.    COM          074014101     5139       395000      SH    Sole                 395000
Big Lots Inc.                    COM          089302103    10196       980406      SH    Sole                 980406
Bristol-Myers Squibb Company     COM          110122108      459         9000      SH    Sole                   9000
C&D Technologies, Inc.           COM          124661109     5052       221100      SH    Sole                 221100
Cardinal Health Inc.             COM          14149Y108     4733        73194      SH    Sole                  73194
Ceridian Corp.                   COM          15677T106    12375       660000      SH    Sole                 660000
Checkpoint Systems, Inc.         COM          162825103     8331       621700      SH    Sole                 621700
Computer Associates Internatio   COM          204912109    24954       723500      SH    Sole                 723500
Conexant Systems, Inc.           COM          207142100    11416       795000      SH    Sole                 795000
Constellation Brands Incorpora   COM          21036P108     9744       227400      SH    Sole                 227400
Cox Radio, Inc. - Class A        COM          224051102    22382       878400      SH    Sole                 878400
Cullen/Frost Bankers Inc.        COM          229899109      772        25000      SH    Sole                  25000
Devon Energy Corp.               COM          25179M103     8379       216780      SH    Sole                 216780
Downey Financial Corp.           COM          261018105     4950       120000      SH    Sole                 120000
DuPont Photomasks, Inc.          COM          26613X101    13643       314000      SH    Sole                 314000
Duane Reade, Inc.                COM          263578106     8947       294800      SH    Sole                 294800
EGL Incorporated                 COM          268484102     6815       488550      SH    Sole                 488550
El Paso Electric Company         COM          283677854    15484      1067850      SH    Sole                1067850
Emmis Communications Corp.       COM          291525103    19040       805400      SH    Sole                 805400
FEI Company                      COM          30241L109      378        12000      SH    Sole                  12000
Fairchild Semiconductor Corp.    COM          303726103      846        30000      SH    Sole                  30000
FedEx Corp.                      COM          31428X106      389         7500      SH    Sole                   7500
First Essex Bancorp, Inc.        COM          320103104    11750       416950      SH    Sole                 416950
Florida East Coast Industries    COM          340632207     5215       249515      SH    Sole                 249515
Gaylord Entertainment Company    COM          367905106     8165       331900      SH    Sole                 331900
General Communications, Inc.     COM          369385109     6914       810600      SH    Sole                 810600
Harbor Florida Bancshares, Inc   COM          411901101     2737       161000      SH    Sole                 161000
Helmerich & Payne                COM          423452101      250         7500      SH    Sole                   7500
Hilb, Rogal & Ham.               COM          431294107    25934       462700      SH    Sole                 462700
Houston Exploration Company      COM          442120101    10504       312800      SH    Sole                 312800
IMS Health Inc.                  COM          449934108    20973      1075000      SH    Sole                1075000
ITT Educational Services, Inc.   COM          45068B109    13775       373600      SH    Sole                 373600
Insight Communications Company   COM          45768V108    21282       880875      SH    Sole                 880875
J.D. Edwards & Company           COM          281667105    19719      1198700      SH    Sole                1198700
JLG Industries, Inc.             COM          462210101     4041       379400      SH    Sole                 379400
Lincare Holdings Inc.            COM          532791100      688        24000      SH    Sole                  24000
MRO Software, Inc.               COM          55347W105    11433       489000      SH    Sole                 489000
Map Info Corp.                   COM          565105103     6838       435800      SH    Sole                 435800
MatrixOne, Inc.                  COM          57685P304    12665       975000      SH    Sole                 975000
Nieman Marcus B shares           COM          640204301      244         8205      SH    Sole                   8205
Numerical Technologies, Inc.     COM          67053T101      211         6000      SH    Sole                   6000
Outback Steakhouse, Inc.         COM          689899102     2397        70000      SH    Sole                  70000
Owens & Minor, Inc.              COM          690732102     5277       285250      SH    Sole                 285250
Parametric Technology Corp.      COM          699173100      390        50000      SH    Sole                  50000
People's Bank                    COM          710198102     4278       201200      SH    Sole                 201200
Perot Systems Corp.              COM          714265105    12178       596400      SH    Sole                 596400
Pogo Producing Company           COM          730448107    14225       541500      SH    Sole                 541500
Praxair, Inc.                    COM          74005P104      552        10000      SH    Sole                  10000
Precision Castparts Corp.        COM          740189105    14577       516000      SH    Sole                 516000
Priority Healthcare Corp.        COM          74264T102    18800       534250      SH    Sole                 534250
Pure Resources Inc.              COM          74622E102    11015       548000      SH    Sole                 548000
Rational Software Corp.          COM          75409P202     4192       215000      SH    Sole                 215000
Reynolds & Reynolds, Inc.        COM          761695105     7702       317600      SH    Sole                 317600
Rockwell Collins, Inc.           COM          774341101      585        30000      SH    Sole                  30000
Rogers Corp.                     COM          775133101     3103       102400      SH    Sole                 102400
Ruby Tuesday, Inc.               COM          781182100    18365       890200      SH    Sole                 890200
Saks Inc.                        COM          79377w108     8941       957300      SH    Sole                 957300
Salem Communications Corp.       COM          794093104     9722       422700      SH    Sole                 422700
Schering Plough Corp.            COM          806605101      573        16000      SH    Sole                  16000
Seacoast Financial Services Co   COM          81170Q106     4106       239425      SH    Sole                 239425
Southwestern Energy Company      COM          845467109     6990       672100      SH    Sole                 672100
St. Joe Company                  COM          790148100     7864       283400      SH    Sole                 283400
Staten Island Bancorp Inc.       COM          857550107     2610       160000      SH    Sole                 160000
Sterling Financial Corp.         COM          859319105     4692       322454      SH    Sole                 322454
Synavant, Inc.                   COM          87157A105     5166      1291550      SH    Sole                1291550
Synopsys, Inc.                   COM          871607107    26983       456800      SH    Sole                 456800
Texas Instruments, Inc.          COM          882508104     7602       271512      SH    Sole                 271512
The J. M. Smucker Company        COM          832696306      867        24500      SH    Sole                  24500
The Pittston Company             COM          725701106     3757       170007      SH    Sole                 170007
The South Financial Group, Inc   COM          837841105     2465       138900      SH    Sole                 138900
TriZetto Group, Inc.             COM          896882107     5348       407600      SH    Sole                 407600
Triad Hospitals, Inc.            COM          89579K109     7522       256276      SH    Sole                 256276
Tyco International               COM          902124106    15795       268167      SH    Sole                 268167
Universal Health Services, Inc   COM          913903100    27375       639900      SH    Sole                 639900
Westvaco Corp.                   COM          961548104      228         8000      SH    Sole                   8000
Whitehall Jewellers, Inc.        COM          965063100     1640       149250      SH    Sole                 149250
iShares Russell 2000 Index Fun   COM          464287655    45959       477000      SH    Sole                 477000